CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	€ 4,521,000	€ 4,348,000	€ 3,084,000
Cost of goods sold	(1,552,000)	(1,656,000)	(1,150,000)
Gross profit	2,969,000	2,692,000	1,934,000
Research and Development Expense	(34,325,000)	(26,651,000)	(15,861,000)
Selling, General and Administrative Expense	(28,461,000)	(21,687,000)	(18,855,000)
Other income/(expense)	1,008,000	544,000	283,000
Operating loss for the period	(58,809,000)	(45,102,000)	(32,499,000)
Financial income	7,447,000	4,174,000	6,763,000
Financial expense	(5,070,000)	(3,729,000)	(4,320,000)
Loss for the period before taxes	(56,432,000)	(44,657,000)	(30,056,000)
Income taxes	(2,804,000)	1,445,000	(1,169,000)
Loss for the period	(59,236,000)	(43,212,000)	(31,225,000)
Loss attributable to equity holders	(59,236,000)	(43,212,000)	(31,225,000)
Items that may not be subsequently reclassified to profit or loss (net of tax)
Remeasurements of post-employment benefit obligations, net of tax	11,000	81,000	70,000
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	766,000	(120,000)	(96,000)
Total other comprehensive income/(loss)	777,000	(39,000)	(26,000)
Total comprehensive loss for the year, net of tax	(58,459,000)	(43,251,000)	(31,251,000)
Loss attributable to equity holders	€ (58,459,000)	€ (43,251,000)	€ (31,251,000)
Basic loss per share (in EUR)	€ (1.809)	€ (1.545)	€ (1.209)
Diluted loss per share (in EUR)	€ (1.809)	€ (1.545)	€ (1.209)